Condensed Financial Information of Registrant (SMFG) - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 20,584,651	¥ 19,423,355
Bonds	11,428,437	11,228,600
SMFG [member]
Disclosure of detailed information about borrowings [line items]
Bonds	7,255,987	6,889,731
SMFG [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	7,509,351	6,778,540
Guarantee deposit	396,000	324,000
SMFG [member] | Subordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	954,000	948,000
SMFG [member] | Subsidiaries [Member] | Subordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	300	2,000
SMFG [member] | Subordinated long-term borrowings [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	41,000	41,000
SMFG [member] | Unsubordinated long-term borrowings [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	268,000	208,000
SMFG [member] | Senior Bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	6,563,000	5,836,000
SMFG [member] | Senior Bonds [Member] | Subsidiaries [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 7,000	¥ 4,000